October 31, 2024
2024 Quarterly Report (Unaudited)

BlackRock FundsSM
• iShares FTSE NAREIT All Equity REIT Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2024
iShares FTSE NAREIT All Equity REIT Index Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Diversified REITs — 2.1%
Alexander & Baldwin, Inc.	31,594	$ 587,965
Alpine Income Property Trust, Inc.	6,170	108,160
American Assets Trust, Inc.	20,824	561,207
Armada Hoffler Properties, Inc.	27,928	302,460
Broadstone Net Lease, Inc.	80,403	1,414,289
CTO Realty Growth, Inc.	9,317	180,284
Empire State Realty Trust, Inc., Class A	58,110	615,966
Essential Properties Realty Trust, Inc.	73,845	2,340,148
Gladstone Commercial Corp.	16,870	265,618
Global Net Lease, Inc.	86,785	676,055
NexPoint Diversified Real Estate Trust	15,251	81,593
One Liberty Properties, Inc.	6,689	178,596
WP Carey, Inc.	92,217	5,138,331
		12,450,672
Health Care REITs — 12.9%
Alexandria Real Estate Equities, Inc.	73,627	8,213,092
American Healthcare REIT, Inc.	35,326	939,672
CareTrust REIT, Inc.	60,597	1,979,704
Community Healthcare Trust, Inc.	11,440	214,614
Diversified Healthcare Trust	91,931	328,194
Global Medical REIT, Inc.	25,572	232,449
Healthcare Realty Trust, Inc.	162,258	2,787,592
Healthpeak Properties, Inc.	297,092	6,669,715
LTC Properties, Inc.	18,544	708,381
Medical Properties Trust, Inc.	255,579	1,183,331
National Health Investors, Inc.	17,849	1,368,126
Omega Healthcare Investors, Inc.	105,058	4,461,813
Sabra Health Care REIT, Inc.	98,335	1,907,699
Sila Realty Trust, Inc.	24,873	626,302
Universal Health Realty Income Trust	5,411	214,059
Ventas, Inc.	171,344	11,221,319
Welltower, Inc.	256,237	34,561,247
		77,617,309
Hotel & Resort REITs — 2.4%
Apple Hospitality REIT, Inc.	97,154	1,434,965
Braemar Hotels & Resorts, Inc.	28,504	81,521
Chatham Lodging Trust	20,509	162,021
DiamondRock Hospitality Co.	90,608	776,510
Host Hotels & Resorts, Inc.	296,608	5,113,522
Park Hotels & Resorts, Inc.	89,358	1,241,183
Pebblebrook Hotel Trust	50,263	602,151
RLJ Lodging Trust	66,152	585,445
Ryman Hospitality Properties, Inc.	24,853	2,660,514
Service Properties Trust	69,438	222,202
Summit Hotel Properties, Inc.	44,173	270,339
Sunstone Hotel Investors, Inc.	87,373	881,593
Xenia Hotels & Resorts, Inc.	44,156	625,690
		14,657,656
Industrial REITs — 11.4%
Americold Realty Trust, Inc.	121,202	3,112,467
EastGroup Properties, Inc.	20,608	3,529,738
First Industrial Realty Trust, Inc.	56,342	2,957,392
Industrial Logistics Properties Trust	27,559	97,421
Innovative Industrial Properties, Inc.	12,001	1,550,409
Lineage, Inc.	26,373	1,952,657
LXP Industrial Trust	124,259	1,173,005
Plymouth Industrial REIT, Inc.	16,879	342,981
Prologis, Inc.	392,770	44,359,444
Security	Shares	Value
Industrial REITs (continued)
Rexford Industrial Realty, Inc.	91,860	$ 3,939,876
STAG Industrial, Inc.	77,218	2,878,687
Terreno Realty Corp.	40,505	2,428,275
		68,322,352
Office REITs — 3.5%
Brandywine Realty Trust	71,333	361,658
BXP, Inc.	66,819	5,382,939
City Office REIT, Inc.	19,413	99,394
COPT Defense Properties	47,943	1,543,765
Cousins Properties, Inc.	64,822	1,985,498
Easterly Government Properties, Inc.	42,179	571,947
Highwoods Properties, Inc.	44,755	1,501,083
Hudson Pacific Properties, Inc.	57,567	248,689
JBG SMITH Properties	36,187	615,179
Kilroy Realty Corp.	50,006	2,011,241
NET Lease Office Properties	6,850	205,774
Orion Office REIT, Inc.	26,642	99,375
Paramount Group, Inc.	81,260	394,111
Peakstone Realty Trust, Class E	16,744	219,681
Piedmont Office Realty Trust, Inc., Class A	53,768	534,454
Postal Realty Trust, Inc., Class A	9,765	142,081
SL Green Realty Corp.	27,754	2,098,480
Vornado Realty Trust	74,747	3,095,273
		21,110,622
Residential REITs — 13.6%
American Homes 4 Rent, Class A	143,678	5,063,213
Apartment Investment and Management Co., Class A(a)	61,996	523,246
AvalonBay Communities, Inc.	60,272	13,356,878
BRT Apartments Corp.	5,134	83,325
Camden Property Trust	44,037	5,099,044
Centerspace	6,688	465,886
Elme Communities	37,041	624,882
Equity LifeStyle Properties, Inc.	78,406	5,497,829
Equity Residential	160,487	11,293,470
Essex Property Trust, Inc.	27,136	7,702,825
Independence Realty Trust, Inc.	96,045	1,884,403
Invitation Homes, Inc.	260,098	8,169,678
Mid-America Apartment Communities, Inc.	49,368	7,471,353
NexPoint Residential Trust, Inc.	9,554	397,924
Sun Communities, Inc.	52,445	6,958,402
UDR, Inc.	139,640	5,891,412
UMH Properties, Inc.	28,240	526,676
Veris Residential, Inc.	34,127	562,072
		81,572,518
Retail REITs — 14.4%
Acadia Realty Trust	44,154	1,081,331
Agree Realty Corp.	42,242	3,136,468
Alexander’s, Inc.	903	205,008
Brixmor Property Group, Inc.	127,728	3,442,270
CBL & Associates Properties, Inc.	9,564	252,968
Curbline Properties Corp.(a)	40,759	922,376
Federal Realty Investment Trust	35,110	3,891,592
Getty Realty Corp.	21,393	671,526
InvenTrust Properties Corp.	29,287	862,502
Kimco Realty Corp.	280,130	6,644,684
Kite Realty Group Trust	92,097	2,364,130
Macerich Co.	92,155	1,723,299
NETSTREIT Corp.	32,730	507,315
NNN REIT, Inc.	77,261	3,356,218
Phillips Edison & Co., Inc.	52,162	1,972,245

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares FTSE NAREIT All Equity REIT Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Retail REITs (continued)
Realty Income Corp.	370,356	$ 21,988,036
Regency Centers Corp.	78,205	5,586,965
Retail Opportunity Investments Corp.	53,341	826,786
Saul Centers, Inc.	4,446	174,016
Simon Property Group, Inc.	137,473	23,249,434
SITE Centers Corp.	19,989	318,825
Tanger, Inc.	44,813	1,489,136
Urban Edge Properties	52,315	1,163,486
Whitestone REIT	20,571	283,468
		86,114,084
Specialized REITs — 39.1%
American Tower Corp.	198,436	42,374,023
Crown Castle, Inc.	184,730	19,856,628
CubeSmart	95,261	4,557,286
Digital Realty Trust, Inc.	137,227	24,457,968
EPR Properties	32,068	1,454,925
Equinix, Inc.	40,295	36,591,084
Extra Space Storage, Inc.	88,864	14,511,491
Farmland Partners, Inc.	18,518	216,846
Four Corners Property Trust, Inc.	39,268	1,082,226
Gaming & Leisure Properties, Inc.	110,818	5,561,955
Gladstone Land Corp.	14,144	184,296
Iron Mountain, Inc.	123,705	15,306,020
Lamar Advertising Co., Class A	37,063	4,892,316
National Storage Affiliates Trust	29,572	1,246,460
Outfront Media, Inc.	63,292	1,124,066
PotlatchDeltic Corp.	33,868	1,407,893
Security	Shares	Value
Specialized REITs (continued)
Public Storage	67,200	$ 22,112,832
Rayonier, Inc.	63,222	1,974,423
Safehold, Inc.	22,618	481,311
SBA Communications Corp.	45,593	10,462,226
Uniti Group, Inc.	103,924	526,895
VICI Properties, Inc.	442,961	14,068,441
Weyerhaeuser Co.	309,752	9,651,872
		234,103,483
Total Long-Term Investments — 99.4% (Cost: $608,898,862)		595,948,696
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(b)(c)	4,230,379	4,230,379
Total Short-Term Securities — 0.7% (Cost: $4,230,379)		4,230,379
Total Investments — 100.1% (Cost: $613,129,241)		600,179,075
Liabilities in Excess of Other Assets — (0.1)%		(848,310)
Net Assets — 100.0%		$ 599,330,765

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/07/24(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ —	$ 4,230,379 (b)	$ —	$ —	$ —	$ 4,230,379	4,230,379	$ 14,945	$ —

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	83	12/20/24	$ 3,137	$ (90,435)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares FTSE NAREIT All Equity REIT Index Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 595,948,696	$ —	$ —	$ 595,948,696
Short-Term Securities
Money Market Funds	4,230,379	—	—	4,230,379
	$600,179,075	$—	$—	$600,179,075
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (90,435)	$ —	$ —	$ (90,435)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
REIT	Real Estate Investment Trust